Supplemental Cash Flow Information - Cash, cash equivalents, and restricted cash (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 948,822	$ 19,652	$ 21,197	$ 18,777	$ 26,504
Restricted cash	88,971	64,609	63,434	60,289	50,442
Cash, cash equivalents, and restricted cash	$ 1,037,793	$ 84,261	$ 84,631	$ 79,066	$ 76,946